Shareholder Report, Holdings (Details) - Short Term Investment Fund for Puerto Rico Residents, Inc. - Class A	Dec. 31, 2024
Federal Home Loan Bank Discount Note, 0.00%, due 01/02/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.12%
Federal Home Loan Bank Discount Note, 0.00%, due 01/02/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Federal Home Loan Bank Discount Note, 0.00%, due 01/02/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Federal Home Loan Bank Discount Note, 0.00%, due 01/02/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Federal Home Loan Bank Discount Note, 0.00%, due 01/03/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%